Borrowings - Borrowings Outstanding (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 965,475	R$ 710,552	R$ 242,404	R$ 168,571
Colombia
Disclosure of detailed information about borrowings [line items]
Total borrowings	71,562	39,755
Brazil
Disclosure of detailed information about borrowings [line items]
Total borrowings	R$ 893,913	R$ 670,797